Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.38%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2018-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 307% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	307.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; and mortgage-backed securities and other asset-backed securities. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance. The Fund may also engage in when-issued and delayed-delivery transactions (such as to-be-announced ("TBA") mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued at a later date. The Fund may enter into a TBA agreement and "roll over" such agreement prior to the settlement date (e.g., mortgage dollar rolls) by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities.

All of the debt securities in which the Fund invests normally are investment grade. The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund normally will not invest more than 15% of its total assets in non-U.S. dollar denominated securities and, through hedging strategies, will attempt to limit its exposure to currencies other than the U.S. dollar to 5% of its total assets.

Additionally, the Fund may invest in tender option bonds, convertible securities, and preferred securities. The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions.

The Fund normally seeks to maintain its target average duration within one year, and generally seeks to maintain its target average duration within a maximum of two years, of the average duration of the bonds in the Barclays U.S. Aggregate Bond Index.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Investment Philosophy and Process

The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

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Portfolio Strategy: The Portfolio Management Team establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools.

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Strategy Implementation: Once the Portfolio Management Team establishes the investment profile for the Fund, the specialty sector investment teams and the Portfolio Management Team determine industry/sub-sector weightings and make securities selections within the types of securities that the Fund can purchase, such as investment grade securities and non-U.S. dollar denominated securities.

When assessing the value of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices, and c) contrast the two. The teams then use the information generated by this process to decide which securities the Fund will own. The teams will generally purchase securities if their internal outlook suggests a security is undervalued by the market and sell securities if their internal outlook suggests a security is overvalued by the market. The goal is to identify and evaluate investment opportunities that others may have missed.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund's performance depends on what happens in the bond market. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund's performance:

Market Volatility. Markets may at times be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. An individual security or particular type of security may be more volatile, and may perform differently, than the market as a whole.

Interest Rate Risk. The Fund's yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the Fund's sensitivity to interest rate risk will increase with any increase in the Fund's overall duration. Floating rate securities can be less sensitive to interest rate changes.

Prepayment and Extension Risk. The Fund's performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a "callable security" early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund's securities could affect the Fund's performance.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

When-Issued and Delayed-Delivery Securities Risk. When-issued and delayed-delivery securities can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's share price; may cause the Fund to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations; and are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale of the security, in which case the Fund may lose the opportunity to purchase the security at the agreed upon price.

Foreign Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market.

Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Certain derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. Derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements with respect to the derivatives. The need to segregate assets could limit the Fund's ability to pursue other opportunities as they arise. Recent legislation requires new regulation of the derivatives markets and could limit the Fund's ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund's transaction costs, may adversely affect the Fund's performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund's exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund's performance.

A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Recent Market Conditions. The financial crisis that started in 2008 continues to affect the U.S. and many foreign economies. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Risk of Increase in Expenses. A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expense ratios for the current fiscal year to be higher than the expense information presented in "Fees and Expenses."

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy.

The Fund had a different goal, to maximize total return through a combination of income and capital appreciation, and investment strategy, which did not include investments in derivatives and non-U.S. dollar denominated securities, prior to February 28, 2008. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Annual Return 2005	rr_AnnualReturn2005	2.57%
Annual Return 2006	rr_AnnualReturn2006	5.06%
Annual Return 2007	rr_AnnualReturn2007	4.30%
Annual Return 2008	rr_AnnualReturn2008	(3.97%)
Annual Return 2009	rr_AnnualReturn2009	18.13%
Annual Return 2010	rr_AnnualReturn2010	9.26%
Annual Return 2011	rr_AnnualReturn2011	6.58%
Annual Return 2012	rr_AnnualReturn2012	6.46%
Annual Return 2013	rr_AnnualReturn2013	(2.47%)
Annual Return 2014	rr_AnnualReturn2014	5.72%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 7.66% Worst quarter: Q2 '13, -2.91%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The above performance is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/14*
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	5.72%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.03%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.00%	[3]
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.41%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.53%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.32%	[3]
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.12%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.18%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.16%	[3]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.71%	[3]

[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) are limited to 0.38% of average net assets. This undertaking lasts until 10/31/2018 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay NBM for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.38% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.
[3]	The above performance is that of the Fund's Institutional Class. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. The Fund is the successor to Ariel Premier Bond Fund. For Institutional Class, the performance prior to 6/13/2005 is that of Ariel Premier Bond Fund Institutional Class, the predecessor of the Fund's Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods after 6/10/2005.